Post-Employment and Other Long-Term Employees Benefits - Accumulated Other Comprehensive Income (Loss) Before Tax Effects (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Accumulated other comprehensive loss, actuarial (gains)/losses, beginning balance	$ 197	$ 152
Net amount generated/arising in current year, actuarial (gains)/losses	21	57
Amortization, actuarial (gains)/losses	(13)	(13)
Foreign currency translation, actuarial (gains)/losses before tax	11	1
Accumulated other comprehensive loss, actuarial (gains)/losses, ending balance	216	197
Accumulated other comprehensive loss, prior service cost, beginning balance	3	3
Net amount generated/arising in current year, prior service cost	1	1
Amortization, prior service cost	(1)	(1)
Foreign currency translation adjustments	0	0
Accumulated other comprehensive loss, prior service cost, ending balance	3	3
Accumulated other comprehensive loss Total, beginning balance	200	155
Net amount generated/arising in current year, Total	22	58
Amortization, Total	(14)	(14)
Foreign currency translation adjustment, Total	11	1
Accumulated other comprehensive loss Total, ending balance	$ 219	$ 200